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                                                            [LOGO OF MetLife(R)]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277


May 5, 2016

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    MetLife Insurance Company USA and
       MetLife Investors USA Separate Account A
       File Nos. 333-200237/811-03365
       (PrimElite IV)
       Rule 497(j) Certification
       --------------------------------------------------

Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated May 1, 2016 and Prospectus dated May 1, 2016 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and Prospectus contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 14, 2016.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company